Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets [Abstract]
Operating lease liabilities	$ 167,083
Net operating loss carry forwards	28,779	$ 3,334
Deferred Tax Assets, Gross, Total	195,862	3,334
Valuation allowance on deferred tax assets	(28,779)	$ (3,334)	$ (40,859)
Deferred tax assets, net of valuation allowance	167,083
Total gross deferred tax liabilities	$ 167,083